Annual Total Returns (Vanguard Total Bond Market Index Fund - ETF Shares ETF) (Vanguard Total Bond Market Index Fund, Vanguard Total Bond Market Index Fund - ETF Shares)	12 Months Ended
Dec. 31, 2013
Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - ETF Shares
Annual Total Return
2013	(2.14%)
2012	4.04%
2011	7.71%
2010	6.51%
2009	6.03%
2008	5.18%